Offerings	Jul. 31, 2024 USD ($)
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A Common Stock
Maximum Aggregate Offering Price	$ 314,067,103.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-264391
Carry Forward Initial Effective Date	Apr. 20, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 34,610.20
Offering Note	The registrant previously filed a prospectus supplement, dated July 19, 2023 (the "First Prospectus Supplement") pursuant to the Registration Statement, which registered an aggregate of $1,000,000,000 of Class A Common Stock, par value $0.001 per share (our "Class A Common Stock"). As of the date of filing this amendment, shares of our Class A Common Stock having an aggregate offering price of up to $314,067,103 were not sold under the First Prospectus Supplement pursuant to Rule 415(a)(6). A registration fee of $36,410.20 was previously paid in connection with these unsold shares of Class A Common Stock. In accordance with Rule 415(a)(6), the entire amount of $314,067,103 is being carried forward and registered under this amendment. The filing fee of $101,243.70 being paid herewith relates to the newly registered shares of Class A Common Stock having an aggregate offering price of up to $685,932,897. The aggregate number of shares of Class A Common Stock to be sold pursuant to the Registration Statement shall not exceed $1,000,000,000 in the aggregate.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock
Maximum Aggregate Offering Price	$ 685,932,897.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 101,243.70
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in the registrant's registration statement on Form S-3ASR filed with the Securities and Exchange Commission on April 20, 2022 (File No. 333-264391) (the "Registration Statement").
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in the registrant's Registration Statement in accordance with Rule 457(r) under the Securities Act.